Equity-Method Investments (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2007
Schedule of Equity Method Investments [Line Items]
Other long-term liabilities - other	$ 4,021	$ 4,109
Other assets	$ 2,336	2,211
Equity-method investments [Member]
Schedule of Equity Method Investments [Line Items]
Ownership interest of investee entities	95.00%
Carrying amount of notes payable to affiliates	$ 2,900			$ 2,900
Carrying amount of investments	$ 2,800
Anadarko's noncontrolling interest optional redemption	2022
Anadarko's noncontrolling interest mandatory redemption	2037
Other long-term liabilities - other	$ 41	46
Other assets	$ 4	$ 4
Applicable interest rate	3.79%	2.59%
Interest expense on the notes payable	$ 91	$ 64	$ 49
Equity (earnings) losses from investments in the investee entities	$ (87)	$ (56)	$ (33)
Equity-method investments [Member] | Equity-method investee 1 [Member]
Schedule of Equity Method Investments [Line Items]
Debt instrument, term	35 years
Equity-method investments [Member] | Equity-method investee 2 [Member]
Schedule of Equity Method Investments [Line Items]
Debt instrument, term	35 years
Equity-method investments [Member] | Maximum [Member]
Schedule of Equity Method Investments [Line Items]
Debt-to-capital ratio covenant	0.67
Equity-method investments [Member] | Contributed Property to Investees [Member]
Schedule of Equity Method Investments [Line Items]
Fair value of oil and gas properties and gathering and processing assets contributed by Anadarko				$ 2,900